Fair Value - Significant Unobservable Inputs Utilized to Estimate Fair Value (Details) $ in Thousands	Dec. 31, 2024	Oct. 22, 2024	Oct. 02, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2023
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	1.2000		1.2000
Earnout shares, measurement input	0.5600		0.5600
Volatility | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.5600	0.5600
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	2,000		2,000
Earnout shares, measurement input	6,800		7,000
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	0.3100		0.1800
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	0.4500		0.4500
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	0.0423		0.0351
Earnout shares, measurement input	0.0442		0.0362
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	13.85		10.87
Stock price | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	13.85	11.50
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	0		0
Revenue risk premium | Milestone One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input			0.0610
Revenue risk premium | Milestone Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	0.3610		0.3060
Revenue volatility | Milestone One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input			0.4400
Revenue volatility | Milestone Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	1.7600		1.6500
Credit Spread | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.1880	0.1860
Convertible debt | Notes issued August 2022 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal				$ 4,000
Convertible debt | Notes issued August 2022 due 2025 | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0.35
Convertible debt | Notes issued August 2022 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0.35
Convertible debt | Notes issued August 2022 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0.36
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				1	0.95
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0	0.03
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0	0.02
Convertible debt | Notes issued June and July 2023 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal				$ 2,000
Convertible debt | Notes issued June and July 2023 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0.71	0.71
Convertible debt | Notes issued June and July 2023 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0.87	0.88
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				1	0.95
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0	0.03
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input				0	0.02